Dividends on ordinary capital - Summary of Dividends on Ordinary Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends [Line Items]
Dividend on ordinary capital	€ (4,356)	€ (4,458)	€ (4,300)
Unilever PLC
Disclosure Of Dividends [Line Items]
Dividend on ordinary capital	(4,356)	(4,458)	(1,911)
Unilever N.V.
Disclosure Of Dividends [Line Items]
Dividend on ordinary capital	€ 0	€ 0	€ (2,389)